Organization (Details) - USD ($) $ in Millions		6 Months Ended
	Jun. 16, 2025	Jun. 30, 2025	Feb. 19, 2025
Organization [Line Items]
Payable of investment	$ 1.4
Issuance price percentage		90.00%
Trading days		30 days
Total sale of shares for acquisition (in Shares)	306,651
Acquisition of Uni-Titan LLC [Member]
Organization [Line Items]
Acquisition interest			51.00%
Total purchase consideration		$ 11.9
Cash		$ 10.5